Income Taxes - Schedule of Deferred Income Tax Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,879,799	$ 7,695,899
Accrued compensation	1,720,775	1,662,473
Accrued interest	251,167	257,620
Credit carryforwards	124,525	124,525
Stock based compensation	611,380	802,512
Discount amortization	630,104	321,301
Amortization	53,595	41,895
Gross deferred tax assets	12,271,345	10,906,224
Less valuation allowance	(12,188,172)	(10,844,963)
Net deferred tax assets	83,173	61,261
Depreciation	(68,371)	(46,501)
Gain on sale of assets	(14,802)	(14,760)
Gross deferred tax liabilities	(83,173)	(61,261)
Net deferred tax assets